Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Registration Statement	false
Entity Registrant Name	OPTIBASE LTD.
Entity Address, Address Line One	8 Hamenofim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4672559
Entity Central Index Key	0001077618
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	5,216,256
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
Entity File Number	000-29992
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Auditor Firm ID	1281
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	8 Hamenofim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4672559
Contact Personnel Name	Mr. Amir Philips
Contact Personnel Fax Number	972-73-7946331